Submission	Apr. 08, 2026
Submission [Line Items]
Central Index Key	0000016868
Registrant Name	CANADIAN NATIONAL RAILWAY CO
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES